EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock
Bond Allocation Target Series

BATS: Series N Portfolio

SUMMARY PROSPECTUS  |  JULY 28, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Portfolio	Ticker Symbol
Series N Portfolio	BRANX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus (including amendments and supplements) and other information about the Fund, including the Fund's statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund's prospectus and statement of additional information, both dated July 28, 2010, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Summary Prospectus

Key Facts About Series N Portfolio

Investment Objective

The investment objective of the Series N Portfolio (the "Fund") is to seek to maximize total return, consistent with income generation and prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)	Series N Portfolio Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)		None
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days)		None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Series N Portfolio Shares
Management Fee		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		1.34%
Other	1.33%
Interest Expense	0.01%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.35%
Fee Waivers and Expense Reimbursements[1]		(1.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.02%[2]

1  As described in the "Management of the Funds" section of the Fund's prospectus on page 45, pursuant to the management agreement between BlackRock and BlackRock Bond Allocation Target Shares, on behalf of the Fund, BlackRock has contractually agreed to waive all fees and pay or reimburse all fees and expenses of the Fund, except extraordinary expenses. Extraordinary expenses may include Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.

2  You should also be aware that the Fund is an investment option for certain "wrap-fee" or other separately managed account program clients for which BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as "BIM LLC") receives compensation pursuant to an investment management agreement. Wrap-fee program participants pay a "wrap-fee" to the sponsor of the program which typically covers investment advice and transaction costs on trades executed with the sponsor or a designated broker-dealer. You should read carefully the wrap-fee or other program brochure provided to you by your program sponsor or investment adviser. The brochure is required to include information about the fees charged to you and, in case of a wrap-fee program, the fees paid by the sponsor to BIM LLC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Series N Portfolio Shares	$2	$6	$11	$26

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies of the Fund

In pursuit of its investment objective, the Fund will, under normal market conditions, invest at least 80% of its assets in fixed-income securities. The Fund will primarily invest its assets in municipal bonds the interest on which the management team believes is exempt from regular federal income tax.

The Fund's investments may consist of private activity bonds that may subject certain shareholders to the federal Alternative Minimum Tax.

The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds. Therefore, it is possible that the Fund could invest up to 100% of its assets in municipal bonds rated below investment grade (below BBB by Standard & Poor's ("S&P") or Fitch Ratings ("Fitch"), or below Baa by Moody's Investor Services, Inc. ("Moody's")) or in unrated municipal bonds that the management team believes are of comparable quality. These lower-rated obligations are commonly known as "junk bonds."

The Fund may invest in tender option bonds and residual interest tender option bonds, and may also invest in securities the return of which is inversely related to changes in an interest rate (inverse floaters). The Fund may also invest in when-issued and delayed delivery securities, U.S. Treasury securities, derivatives and restricted securities.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the "Investment Company Act").

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

■  Credit Risk — Credit risk is the risk that the issuer of a bond will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

■  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

■  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

■  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

■  Leverage Risk — Some transactions may give rise to a form of leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage.

■  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

■  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■  Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security's tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

■  Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

■  Tender Option Bonds and Related Securities Risk — Investments in tender option bonds, residual interest tender option bonds and inverse floaters expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, described above, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on residual interest tender option bonds and inverse floaters will bear an inverse relationship to short-term municipal security interest rates. Distributions on the residual interests and inverse floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Residual interest tender option bonds and inverse floaters generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.

■  Treasury Obligations Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

■  Variable Rate Demand Obligations Risks — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

■  When-Issued and Delayed Delivery Securities and Forward Commitments Risks — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Performance Information

The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund's performance to that of the S&P/Investortools Main Municipal Bond Index and the Barclays Capital Municipal Bond Index, which are relevant to the Fund because they have characteristics similar to the Fund's investment strategies. The Fund changed its primary benchmark from the Barclays Capital Municipal Bond Index to the S&P/Investortools Main Municipal Bond Index. The S&P/Investortools benchmark provides a closer representation of the Fund's investable universe than the Barclays Capital benchmark and more accurately reflects the investment strategy of the Fund. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund's performance can be obtained by phone at 800-882-0052.

ANNUAL TOTAL RETURNS
BATS Series N Portfolio
As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 11.22% (quarter ended September 30, 2009) and the lowest return for a quarter was -0.90% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2010 was 5.77%.

As of 12/31/09 Average Annual Total Returns	1 Year	Since Inception (April 1, 2008 )
BATS: Series N Portfolio Return Before Taxes Return After Taxes on Distributions Return After Taxes on Distributions and Sale of Shares	26.85% 26.84% 19.75%	5.40% 5.39% 5.37%
S&P/Investortools Main Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	14.63%	5.51%
Barclays Capital Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)	12.91%	6.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Manager

The Fund's investment manager is BlackRock Advisors, LLC ("BlackRock").

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Walter O'Connor, CFA	2007	Managing Director of BlackRock, Inc.
Theodore Jaeckel, CFA	2007	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased and held only by or on behalf of separately managed account clients who have retained BlackRock Investment Management, LLC or certain of its affiliates (individually or collectively referred to as BlackRock) to manage their accounts, or who have requested that their investment adviser consider investment recommendations provided by BlackRock in connection with the management of their accounts.

Purchase and redemption orders generally are made based on instructions from BlackRock (or other investment adviser to whom BlackRock provides investment recommendations). Purchase and redemption orders are processed at the net asset value next calculated after the broker-dealer receives the order on behalf of the account each day the New York Stock Exchange (the "NYSE" or "Exchange") is open.

BATS Series N Portfolio
Minimum Initial Investment	There is no minimum amount for initial investments.

Minimum Additional Investment	There is no minimum amount for additional investments.

Tax Information

The Fund's dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional for more information.

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SPRO-BATSN-0710